Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Received from Sale of Shares of Associates (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
CASH AND CASH EQUIVALENTS.
Amounts received for the sale of Associates	$ 115,582,806
Total	$ 115,582,806